Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended		12 Months Ended
	Feb. 26, 2012	Feb. 27, 2011	Feb. 24, 2013 Stock Options [Member]	Feb. 26, 2012 Stock Options [Member] ExercisedOption	Feb. 27, 2011 Stock Options [Member]	Feb. 24, 2013 Stock Incentive Plans [Member]	Feb. 24, 2013 Stock Incentive Plan [Member]	Feb. 27, 2003 Stock Incentive Plan [Member]	Feb. 24, 2013 Stock Incentive Plan [Member] Employees [Member]	Feb. 24, 2013 Stock Incentive Plan [Member] Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Time-based vesting schedule							4 years		4 years	3 years
Options granted under the plan terms							10 years		10 years	10 years
Total shares approved for issuance								32,530,970
Expiry date of the plan							March 1,2009 through February 23,2019
Vesting rate of stock options per year									25.00%	33.00%
Stock option exercise	(3,000)			3,000
Number of stock option exercised				1
Exercise price	$ 0.60	$ 0.00		$ 2
Cash settlement			$ 0	$ 0	$ 0
Windfall tax benefits			$ 0	$ 0	$ 0
Authorized but unissued shares of ordinary stock reserved for issuance						31,954,018
shares available for grant						12,806,837